Average Annual Total Returns - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 60% Portfolio	Apr. 30, 2025
VIP FundsManager 60% Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	9.58%
Past 5 years	6.57%
Past 10 years	6.67%
VIP FundsManager 60% Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	9.45%
Past 5 years	6.41%
Past 10 years	6.51%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F0935
Average Annual Return:
Past 1 year	10.39%
Past 5 years	6.48%
Past 10 years	6.76%